Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 56,299	€ 53,943	€ 62,192
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,101	€ 1,268	€ 1,246	€ 1,101
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	35.9	37.0	40.5
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 175	€ 157	€ 185
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	4.0	6.7	7.7
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 567	€ 631	€ 556
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	17.9	14.9	11.3
Suspended exploration wells pending final determination | fields including commercial discoveries that proceeds to sanctioning
Property, plant and equipment
Property, plant and equipment	€ 359	€ 480	€ 505
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	14.0	15.4	21.5
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 175	€ 157	€ 185
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	4.0	6.7	7.7
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 269	€ 250	€ 171
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	12.2	11.0	6.4
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 657	€ 861	€ 890
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | item	19.7	19.3	26.4